Proposed Offering - Additional information (Details) - Gores Metropoulos II, Inc. - shares		5 Months Ended	9 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Sep. 30, 2021
Percentage of deferred underwriting discount			3.50%
Threshold period to complete business combination from closing of public offering		24 months	24 months
Preferred Stock Warrants
Warrant exercisable term if business combination is completed	30 days	30 days
Warrant exercisable term from closing of public offer	12 months	12 months
Threshold period to complete business combination from closing of public offering	24 months	24 months
Term of warrants	5 years
Class A Common Stock | Preferred Stock Warrants
Number of shares warrant may be converted	1
Initial Public Offering
Percentage of deferred underwriting discount	3.50%	3.50%
Percentage of upfront underwriting discount	2.00%	2.00%
Over-Allotment Option
Term of option to purchase additional units to cover over-allotment	45 days	45 days